Group income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated operations
Consolidated sales revenue	$ 29,775	$ 33,083
Net operating costs (excluding exploration and evaluation)	(17,202)	(15,322)
Exploration and evaluation costs	(367)	(324)
Operating profit	12,206	17,437
Share of profit after tax of equity accounted units	468	556
Profit before finance items and taxation	12,674	17,993
Finance items
Net exchange gains on net cash and intragroup balances	387	375
Net losses on derivatives not qualifying for hedge accounting	(205)	(63)
Finance income	17	42
Finance costs	(55)	(91)
Amortisation of discount on provisions	(503)	(207)
Net finance income (expense)	(359)	56
Profit before taxation	12,315	18,049
Taxation	(2,902)	(4,981)
Profit after tax for the period	9,413	13,068
– attributable to owners of Rio Tinto (net earnings)	8,908	12,313
– attributable to non-controlling interests	$ 505	$ 755
Basic earnings per share (in USD per share)	$ 5.501	$ 7.610
Diluted earnings per share (in USD per share)	$ 5.469	$ 7.561